September 24, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Rule 24f-2 Notice for Series of
     Eaton Vance Municipals Trust
     with July 31 Fiscal Year Ends
     1933 Act File No. 33-572
     1940 Act File No. 811-4409

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Municipals Trust hereby files its Rule 24f-2 Notice on behalf of its series with July 31 fiscal year ends.

     This Rule 24f-2 Notice is being filed for series of the Trust whose fiscal year ended July 31, 1997 ("Fiscal Year").

     No shares of the Trust's series which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

     14,261,231 shares of the Trust's series, with an aggregate value of $149,742,925, were registered during the Fiscal Year pursuant to Rule 24e-2.

     6,433,717 shares of the Trust's series, with an aggregate sales price of $67,180,796, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

     2,956,639 shares of the Trust's series, with an aggregate sales price of $31,160,389, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

     For the Fiscal Year, the Trust's series sold an aggregate of 9,390,356 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $98,341,185.

     28,033,827 shares of the Trust's series, with an aggregate value of $294,713,836, were redeemed during the Fiscal Year.

     In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, was exceeded by the actual aggregate redemption price of the shares redeemed by the Trust's series during the Fiscal Year.
Rule 24f-2 Notice for Series of                           Page 2
Eaton Vance Municipals Trust
with July 31 Fiscal Year Ends
1933 Act File No. 33-572
1940 Act File no. 811-4409

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $ 67,180,796

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans                    31,160,389

Aggregate Price of Shares Sold                    $ 98,341,185

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                                 294,713,836


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Trust Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940                          0

Equals                                            $(196,372,651)


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                        Sincerely,



                                        Barbara E. Campbell
                                        Assistant Treasurer









September 24, 1997


                              OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Rule 24f-2 Notice for Series of
     Eaton Vance Municipals Trust
     with July 31 Fiscal Year Ends
     1933 Act File No. 33-572
     1940 Act File No. 811-4409


Gentlemen:

By filing the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 9,390,356 shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended July 31, 1997.

It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                   Sincerely,



                                   Eric G. Woodbury,
                                   Vice President
                                   Member of Massachusetts Bar